Operating expenses - Depreciation, amortisation, provision expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (176)	€ (292)	€ (90)
Depreciation expense of property, plant and equipment	(1,579)	(1,478)	(529)
Utilization of provision for disputes	145	55	50
Provision for charges	(40)	(164)
Reversal of provision for disputes	19
Total depreciation, amortization and provision expenses	(1,630)	(1,879)	(569)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(152)	(289)	(90)
Depreciation expense of property, plant and equipment	(1,250)	(1,208)	(444)
Utilization of provision for disputes	145	0	0
Provision for charges	0	(112)
Reversal of provision for disputes	0
Total depreciation, amortization and provision expenses	(1,257)	(1,609)	(534)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(23)	(3)	0
Depreciation expense of property, plant and equipment	(329)	(270)	(85)
Utilization of provision for disputes	0	55	50
Provision for charges	(40)	(52)
Reversal of provision for disputes	19
Total depreciation, amortization and provision expenses	€ (373)	€ (270)	€ (35)